Accounts Receivable, Net - Summary of Accounts Receivable, Net (Detail) - USD ($) $ in Thousands	Sep. 26, 2015	Dec. 27, 2014	Dec. 28, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade accounts receivable	$ 194,235	$ 131,060	$ 85,188
Retention receivables	13,396	12,053	15,966
Receivables from related parties	705	333	202
Accounts receivable	208,336	143,446	101,356
Less: Allowance for doubtful accounts	(2,397)	(2,144)	(2,019)
Accounts receivable, net	$ 205,939	$ 141,302	$ 99,337